CHANGE IN PRESENTATION CURRENCY AND ADOPTION OF NEW STANDARDS (Details 1) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
DisclosureOfChangeInPresentationCurrencyAndAdoptionOfNewStandardsLineItems [Line Items]
Revenues		$ 15,550		$ 16,067
Other income (expense)		(5,865)		1,995	[1]
Finance income (expense)		(3,653)		(4,226)
Deferred income tax recovery (expense)				5,166
Net loss for the period		(30,077)		(19,563)
Other comprehensive income (loss)
Unrealized gain (loss) on investments				0
Foreign currency translation change		(13)		862
Comprehensive income (loss) for the period		$ (30,090)		(18,701)
Previously Reported In USD
DisclosureOfChangeInPresentationCurrencyAndAdoptionOfNewStandardsLineItems [Line Items]
Revenues			$ 11,085
Other income (expense)	[1]		1,599
Finance income (expense)			(858)
Deferred income tax recovery (expense)			3,638
Net loss for the period			(14,168)
Other comprehensive income (loss)
Unrealized gain (loss) on investments			4
Foreign currency translation change			12,917
Comprehensive income (loss) for the period			$ (1,247)
Previously Reported In USD
DisclosureOfChangeInPresentationCurrencyAndAdoptionOfNewStandardsLineItems [Line Items]
Revenues				14,370
Other income (expense)	[1]			1,990
Finance income (expense)				(1,111)
Deferred income tax recovery (expense)				4,796
Net loss for the period				(18,520)
Other comprehensive income (loss)
Unrealized gain (loss) on investments				5
Foreign currency translation change				862
Comprehensive income (loss) for the period				(17,653)
IFRS Adoption
DisclosureOfChangeInPresentationCurrencyAndAdoptionOfNewStandardsLineItems [Line Items]
Revenues	[2]			1,697
Other income (expense)	[1],[3]			5
Finance income (expense)	[2]			(3,115)
Deferred income tax recovery (expense)	[2]			370
Net loss for the period				(1,043)
Other comprehensive income (loss)
Unrealized gain (loss) on investments	[3]			(5)
Foreign currency translation change				0
Comprehensive income (loss) for the period				$ (1,048)

[1]	The amount reported separately as "Foreign exchange" has been grouped into "Other income (expense)" to be consistent with the presentation for fiscal 2018.
[2]	Represents before tax and tax adjustments related to the adoption of IFRS 15.
[3]	Represents adjustments related to the adoption of IFRS 9.